Schedule III - Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplementary Insurance Information
Deferred Acquisition Costs	$ 148.2	$ 141.6	$ 120.9
Loss and Loss Adjustment Expense Reserves	2,331.5	2,016.7	1,898.5
Unearned Insurance and Reinsurance Premiums	708.0	647.2	506.8
Net Earned Insurance and Reinsurance Premiums	1,441.6	1,262.3	1,035.3
Loss and Loss Adjustment Expenses	1,170.3	900.0	811.2
Insurance and Reinsurance Acquisition Expenses	288.7	255.4	197.2
Other Underwriting Expenses	138.2	146.2	106.1
Net Written Insurance and Reinsurance Premiums	1,502.6	1,357.1	1,090.2
Corporate Elimination
Supplementary Insurance Information
Deferred Acquisition Costs	0.0	0.0	0.0
Loss and Loss Adjustment Expense Reserves	0.0	0.0	0.0
Unearned Insurance and Reinsurance Premiums	0.0	0.0	0.0
Net Earned Insurance and Reinsurance Premiums	0.0	0.0	0.0
Loss and Loss Adjustment Expenses	13.8	13.0	0.0
Insurance and Reinsurance Acquisition Expenses	(46.1)	(43.7)	(42.9)
Other Underwriting Expenses	13.5	16.1	0.0
Net Written Insurance and Reinsurance Premiums	0.0	0.0	0.0
Global Reinsurance | Reportable segments
Supplementary Insurance Information
Deferred Acquisition Costs	85.9	86.7	71.7
Loss and Loss Adjustment Expense Reserves	1,536.5	1,231.2	1,064.1
Unearned Insurance and Reinsurance Premiums	419.0	409.7	310.7
Net Earned Insurance and Reinsurance Premiums	966.5	870.5	727.6
Loss and Loss Adjustment Expenses	850.9	675.2	617.3
Insurance and Reinsurance Acquisition Expenses	199.7	185.3	154.0
Other Underwriting Expenses	84.5	87.7	79.8
Net Written Insurance and Reinsurance Premiums	987.9	934.6	749.2
Global A&H | Reportable segments
Supplementary Insurance Information
Deferred Acquisition Costs	57.2	54.0	49.1
Loss and Loss Adjustment Expense Reserves	225.1	197.9	206.2
Unearned Insurance and Reinsurance Premiums	244.6	224.8	195.8
Net Earned Insurance and Reinsurance Premiums	443.3	357.6	306.8
Loss and Loss Adjustment Expenses	278.7	194.9	179.8
Insurance and Reinsurance Acquisition Expenses	125.8	109.7	89.6
Other Underwriting Expenses	23.7	27.4	23.4
Net Written Insurance and Reinsurance Premiums	458.1	379.8	341.5
U.S. Specialty | Reportable segments
Supplementary Insurance Information
Deferred Acquisition Costs	5.1	0.9	0.0
Loss and Loss Adjustment Expense Reserves	30.7	2.8	0.0
Unearned Insurance and Reinsurance Premiums	44.4	12.7	0.0
Net Earned Insurance and Reinsurance Premiums	29.6	5.0	0.0
Loss and Loss Adjustment Expenses	24.1	2.3	0.0
Insurance and Reinsurance Acquisition Expenses	6.4	1.3	0.0
Other Underwriting Expenses	10.6	8.7	0.0
Net Written Insurance and Reinsurance Premiums	54.1	13.1	0.0
Runoff & Other | Reportable segments
Supplementary Insurance Information
Deferred Acquisition Costs	0.0	0.0	0.1
Loss and Loss Adjustment Expense Reserves	539.2	584.8	628.2
Unearned Insurance and Reinsurance Premiums	0.0	0.0	0.3
Net Earned Insurance and Reinsurance Premiums	2.2	29.2	0.9
Loss and Loss Adjustment Expenses	2.8	14.6	14.1
Insurance and Reinsurance Acquisition Expenses	2.9	2.8	(3.5)
Other Underwriting Expenses	5.9	6.3	2.9
Net Written Insurance and Reinsurance Premiums	$ 2.5	$ 29.6	$ (0.5)